Legacy cost commitments	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Legacy cost commitments

29 Legacy cost commitments

In June 2024, the Company entered into a payment agreement with Ellenoff Grossman & Schole LLP (“EGS”) related to the fees owed to EGS at the closing of the Business Combination for which EGS provided legal representation to EDOC regarding the Business Combination. Pursuant to the agreement, the EGS agreed to reduce the amount owed by the Company by USD$250,000 to USD$2,100,000 to be paid in payments beginning in June 2024 and ending in December 2025. The Company agreed to pay monthly payments of USD$100,000 per month, with the exception of a payment of USD$200,000 in December 2024 and December 2025.

As of June 30, 2025, the Company has paid USD$1,547,520 to EGS and AUD$552,480 is outstanding and recorded in trade and other payable in the accompanying consolidated statement of financial position.

As of June 30, 2025, the Company has not paid any amount to IBankers (IBS) towards outstanding USD$1,161,250 and is recorded in trade and other payable in the accompanying consolidated statement of financial position. Company agreed to pay USD 35,000 per month from July 2025 onwards, which will be mutually agreed to be increased to increased amount per month, once the EGS outstanding are fully repaid.

As of June 30, 2025, the company has legacy cost commitments amounting to USD 1,713,730, which are recorded as trade and other payables in Note 10,